VIA EDGAR TRANSMISSION

February 9, 2016

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

Re:	ARK ETF Trust (“Trust”)
File Nos. 333-191019 and 811-22883

To the Commission:

On behalf of the Trust, enclosed for filing are exhibits containing risk/return summary information in interactive data format for the ARK Israel Innovative Technology ETF and The 3D Printing ETF (“Funds”), each a series of the Trust. The exhibits reflect risk/return summary information for the Funds contained in the Prospectus dated January 25, 2016, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on January 27, 2016 (Accession Number: 0001144204-16-077132). The purpose of this filing is to submit the data in XBRL format.

If you have any questions regarding this filing, please do not hesitate to contact me at 646-668-4138 or aeisenbeis@ark-invest.com or Jane A. Kanter at 646-668-4140 or jkanter@ark-invest.com.

Very truly yours,

/s/ Amy D. Eisenbeis

Amy D. Eisenbeis

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase